Shareholder Report, Holdings (Details)_20	Jun. 30, 2024
Initial Class | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Initial Class | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Initial Class | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Service Class | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%